financial instruments - Market risks (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (8)	$ (2)
Other comprehensive income sensitivity to increase in risk variable	6	(5)
Comprehensive income sensitivity to increase in risk variable	(2)	(7)
Net income sensitivity to decrease in risk variable	8	2
Other comprehensive income sensitivity to decrease in risk variable	(2)	6
Comprehensive income sensitivity to decrease in risk variable	$ 6	$ 8
Wind discount risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ (39)
Comprehensive income sensitivity to increase in risk variable	(39)
Net income sensitivity to decrease in risk variable	39
Comprehensive income sensitivity to decrease in risk variable	$ 39
Solar premium risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.20%	0.20%
Net income sensitivity to increase in risk variable	$ 24
Comprehensive income sensitivity to increase in risk variable	24
Net income sensitivity to decrease in risk variable	(24)
Comprehensive income sensitivity to decrease in risk variable	$ (24)
Canadian Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (7)
Other comprehensive income sensitivity to increase in risk variable	121	$ (1)
Comprehensive income sensitivity to increase in risk variable	114	(1)
Net income sensitivity to decrease in risk variable	7
Other comprehensive income sensitivity to decrease in risk variable	(119)	1
Comprehensive income sensitivity to decrease in risk variable	(112)	1
Canadian Dollars | Interest rate risk
Market risks
Net income sensitivity to increase in risk variable	(8)	(2)
Other comprehensive income sensitivity to increase in risk variable	76	80
Comprehensive income sensitivity to increase in risk variable	68	78
Net income sensitivity to decrease in risk variable	8	2
Other comprehensive income sensitivity to decrease in risk variable	(77)	(83)
Comprehensive income sensitivity to decrease in risk variable	$ (69)	$ (81)
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ 12	$ 14
Other comprehensive income sensitivity to increase in risk variable	(66)	(59)
Comprehensive income sensitivity to increase in risk variable	(54)	(45)
Net income sensitivity to decrease in risk variable	(12)	(14)
Other comprehensive income sensitivity to decrease in risk variable	66	59
Comprehensive income sensitivity to decrease in risk variable	54	45
U.S. Dollars | Interest rate risk
Market risks
Other comprehensive income sensitivity to increase in risk variable	(70)	(85)
Comprehensive income sensitivity to increase in risk variable	(70)	(85)
Other comprehensive income sensitivity to decrease in risk variable	75	89
Comprehensive income sensitivity to decrease in risk variable	$ 75	$ 89